Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Taxes
Schedule of components of income taxes

Skr mn	2019	2018	2017
Income tax
Adjustment previous year	2	-1	0
Current tax	-570	-448	-262
Deferred tax	291	245	27
Total income tax	-277	-204	-235

Schedule of income tax related to other comprehensive income

Income tax related to other comprehensive income
Tax on items to be reclassified to profit or loss
Current tax	2	6	27
Deferred tax	—	—	—
Tax on items not to be reclassified to profit or loss
Current tax	-5	-82	—
Deferred tax	1	10	1
Income tax related to other comprehensive income	-2	-66	28

Schedule of reconciliation of effective tax rate

Reconciliation of effective tax rate
The Swedish corporate tax rate, %	21.4	22.0	22.0
Profit before taxes	1,304	852	1,007
National tax based on profit before taxes	-279	-187	-222
Tax effects of:
Non-taxable income	9	0	1
Non-deductible expenses	-16	-14	-15
Imputed interest on tax allocation reserve	-1	-2	-2
Tax effect of dissolution of untaxed reserves due to changed tax rate	8	—	—
Other	2	-1	3
Total tax	-277	-204	-235
Effective tax expense in %	21.2	24.0	23.3

Schedule of deferred taxes

Skr mn	2019	2018
Deferred tax assets concerning:
Temporary differences, related to -pensions	16	15
Other temporary differences	—	—
Total deferred tax assets	16	15

Deferred tax liabilities concerning:
Untaxed reserves	—	291
Total deferred tax liabilities	—	291
Net deferred tax liabilities (+) / tax -assets (-)	-16	276

Schedule of changes in deferred taxes

Skr mn	2019	2018
Opening balance	276	531
Change through profit or loss	-291	-245
Change in other comprehensive income	-1	-10
Total	-16	276